Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying Public Warrants
Amount Registered | shares	9,487,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 109,106,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,067.57
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	0.09
Maximum Aggregate Offering Price	$ 2,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310.73
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,743,750
Proposed Maximum Offering Price per Unit	0.09
Maximum Aggregate Offering Price	$ 426,937.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.96
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying Private Warrants
Amount Registered | shares	7,347,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 84,496,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,668.93
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's shares of Common Stock underlying Representative Warrants
Amount Registered | shares	569,250
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 6,546,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 904.05
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Inducement Shares of Common Stock
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	0.09
Maximum Aggregate Offering Price	$ 13,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.86
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,679,426
Proposed Maximum Offering Price per Unit	0.09
Maximum Aggregate Offering Price	$ 511,148.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 70.59
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on January 29, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.